Provision for Income Taxes - Expiration of Tax Loss Carryforwards (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Income Tax Disclosure [Line Items]
Tax loss carryforwards	$ 1,130
2016 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	19
2017 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	35
2018 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	12
2019 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	23
2020 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	12
2021-2025 Tax Loss Credit Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	116
Later Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	266
Unlimited Tax Credit Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	$ 647